Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [abstract]
Contingent liabilities, comprising guarantees, discounted bills and other items	£ 434	£ 281
Financial assets were pledged as collateral for contingent liabilities	£ 2	£ 1